INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 38,888	$ 67,974
Accumulated amortization	7,430	28,790
Net book value	31,458	39,184
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	35,054	58,227
Accumulated amortization	6,934	22,955
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	3,834	9,747
Accumulated amortization	$ 496	$ 5,835